TAXES ON INCOME (Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (loss) before taxes on income (tax benefit) as reported in the statements of income		$ 1,527	$ (5,732)	$ 4,939
Statutory tax rate in Israel		23.00%	23.00%	24.00%
Theoretical taxes on income (tax benefit)		$ 351	$ (1,318)	$ 1,185
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate		(26)	(9)	518
Reduced tax rate on income derived from "Preferred Enterprises" plans		305	421	(111)
Earnings from foreign subsidiaries	[1]	91	(338)	371
Valuation allowance for exchange rates differences on deferred taxes not recorded on capital losses		(125)	(42)	8
Change in tax rate				414
Tax in respect of prior years			(481)	7
Temporary differences for which no deferred taxes were recorded		(55)	8
Permanent differences		55	245	(104)
Other adjustments		(7)	50	45
Taxes on income as reported in the statements of income		$ 589	$ (1,464)	$ 2,333

[1]	During 2019, 2018 and 2017, the Company recorded an accrual that related to a tax liability due to actual distribution of earnings from foreign subsidiaries of the Company and due to the possibility of future distribution of earnings from such foreign subsidiaries.